Note 13 - Net Foreign Exchange Gain (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2022	2021	2020

Unrealised foreign exchange gain	12,736	2,755	8,367
Realised foreign exchange loss	(8,325)	(1,571)	(4,062)
Net foreign exchange gain	4,411	1,184	4,305